Quarterly Holdings Report
for
Fidelity Managed Retirement 2020 Fund℠
April 30, 2023
RW38-NPRT3-0623
1.867270.115
Domestic Equity Funds - 15.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	25,936	310,713
Fidelity Series Commodity Strategy Fund (a)	696	68,669
Fidelity Series Large Cap Growth Index Fund (a)	12,629	197,392
Fidelity Series Large Cap Stock Fund (a)	12,109	218,814
Fidelity Series Large Cap Value Index Fund (a)	28,856	407,164
Fidelity Series Small Cap Core Fund (a)	265	2,595
Fidelity Series Small Cap Opportunities Fund (a)	8,150	98,699
Fidelity Series Value Discovery Fund (a)	10,130	149,927
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,343,565)		1,453,973

International Equity Funds - 18.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	7,844	110,292
Fidelity Series Emerging Markets Fund (a)	10,713	86,238
Fidelity Series Emerging Markets Opportunities Fund (a)	30,977	510,497
Fidelity Series International Growth Fund (a)	16,028	257,417
Fidelity Series International Index Fund (a)	9,252	105,746
Fidelity Series International Small Cap Fund (a)	4,944	80,446
Fidelity Series International Value Fund (a)	23,512	255,104
Fidelity Series Overseas Fund (a)	20,719	256,081
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,567,201)		1,661,821

Bond Funds - 60.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	96,818	920,739
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	58,730	473,362
Fidelity Series Corporate Bond Fund (a)	69,468	638,410
Fidelity Series Emerging Markets Debt Fund (a)	6,464	47,378
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,706	15,728
Fidelity Series Floating Rate High Income Fund (a)	1,026	9,123
Fidelity Series Government Bond Index Fund (a)	100,491	943,613
Fidelity Series High Income Fund (a)	6,037	49,562
Fidelity Series International Credit Fund (a)	230	1,788
Fidelity Series International Developed Markets Bond Index Fund (a)	42,459	363,875
Fidelity Series Investment Grade Bond Fund (a)	94,798	960,304
Fidelity Series Investment Grade Securitized Fund (a)	72,499	656,843
Fidelity Series Long-Term Treasury Bond Index Fund (a)	62,738	390,857
Fidelity Series Real Estate Income Fund (a)	1,446	13,906
TOTAL BOND FUNDS (Cost $6,139,559)		5,485,488

Short-Term Funds - 5.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.92% (a)(b)	124,148	124,148
Fidelity Series Short-Term Credit Fund (a)	7,821	75,709
Fidelity Series Treasury Bill Index Fund (a)	34,217	340,116
TOTAL SHORT-TERM FUNDS (Cost $542,895)		539,973

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,593,220)	9,141,255
NET OTHER ASSETS (LIABILITIES) - 0.0%	(272)
NET ASSETS - 100.0%	9,140,983

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	973,591	215,268	213,359	45,974	(6,291)	(48,470)	920,739
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	515,293	130,703	110,555	31,278	(13,949)	(48,130)	473,362
Fidelity Series Blue Chip Growth Fund	382,544	80,412	147,603	12,385	(47,961)	43,321	310,713
Fidelity Series Canada Fund	141,395	15,734	45,396	3,599	1,136	(2,577)	110,292
Fidelity Series Commodity Strategy Fund	154,277	105,411	94,498	82,702	(48,498)	(48,023)	68,669
Fidelity Series Corporate Bond Fund	653,761	127,586	118,420	17,637	(8,046)	(16,471)	638,410
Fidelity Series Emerging Markets Debt Fund	53,422	6,405	11,696	2,193	(1,742)	989	47,378
Fidelity Series Emerging Markets Debt Local Currency Fund	17,731	1,098	4,560	-	(601)	2,060	15,728
Fidelity Series Emerging Markets Fund	84,756	29,210	26,884	1,783	(4,820)	3,976	86,238
Fidelity Series Emerging Markets Opportunities Fund	765,590	62,366	317,503	15,024	(67,601)	67,645	510,497
Fidelity Series Floating Rate High Income Fund	10,170	3,301	4,379	557	(177)	208	9,123
Fidelity Series Government Bond Index Fund	960,216	203,834	186,320	15,107	(6,919)	(27,198)	943,613
Fidelity Series Government Money Market Fund 4.92%	87,618	82,347	45,817	3,217	-	-	124,148
Fidelity Series High Income Fund	55,379	8,075	11,973	2,486	(1,096)	(823)	49,562
Fidelity Series International Credit Fund	1,877	86	-	86	-	(175)	1,788
Fidelity Series International Developed Markets Bond Index Fund	409,032	60,869	80,408	7,440	(7,521)	(18,097)	363,875
Fidelity Series International Growth Fund	294,302	44,057	91,658	8,620	(10,238)	20,954	257,417
Fidelity Series International Index Fund	123,237	13,314	39,952	2,765	(2,863)	12,010	105,746
Fidelity Series International Small Cap Fund	90,920	10,731	20,191	4,746	(3,093)	2,079	80,446
Fidelity Series International Value Fund	291,606	35,235	96,440	8,441	(4,335)	29,038	255,104
Fidelity Series Investment Grade Bond Fund	992,561	193,190	187,674	25,964	(11,633)	(26,140)	960,304
Fidelity Series Investment Grade Securitized Fund	702,080	125,275	131,697	15,545	(8,698)	(30,117)	656,843
Fidelity Series Large Cap Growth Index Fund	242,075	39,553	83,287	1,386	5,078	(6,027)	197,392
Fidelity Series Large Cap Stock Fund	265,195	47,165	94,684	15,879	3,117	(1,979)	218,814
Fidelity Series Large Cap Value Index Fund	506,406	73,892	161,478	15,488	13,259	(24,915)	407,164
Fidelity Series Long-Term Treasury Bond Index Fund	496,350	92,862	155,883	9,692	(29,983)	(12,489)	390,857
Fidelity Series Overseas Fund	296,030	37,951	98,641	4,540	(5,881)	26,622	256,081
Fidelity Series Real Estate Income Fund	31,887	7,151	21,859	2,124	(2,137)	(1,136)	13,906
Fidelity Series Short-Term Credit Fund	87,414	7,253	18,770	1,337	(565)	377	75,709
Fidelity Series Small Cap Core Fund	-	2,554	-	-	-	41	2,595
Fidelity Series Small Cap Opportunities Fund	130,081	19,934	46,188	5,853	(5,051)	(77)	98,699
Fidelity Series Treasury Bill Index Fund	263,033	224,408	146,374	9,343	(289)	(662)	340,116
Fidelity Series Value Discovery Fund	186,766	31,062	62,959	8,207	3,667	(8,609)	149,927
	10,266,595	2,138,292	2,877,106	381,398	(273,731)	(112,795)	9,141,255

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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